Intangible assets, net	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
6	Intangible assets, net

Intangible assets are analyzed as follows:

	March 31,
	2019	2020
	$ in thousands	$ in thousands

Cost	5,951	5,566
Less: accumulated amortization	(3,613)	(3,636)

	2,338	1,930

The components of intangible assets are as follows:

	March 31,
	2019	2020
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	1,014	780
Land use right of factory land in Xinxing, Guangdong, PRC	1,324	1,150

	2,338	1,930

Amortization expense in relation to intangible assets was approximately $277,000, $275,000 and $264,000 for each of the fiscal years ended March 31, 2018, 2019 and 2020, respectively.

As of March 31, 2020, future minimum amortization expenses in respect of intangible assets are as follows:

Year ending March 31,	$ in thousands

2021	257
2022	257
2023	257
2024	257
2025	194
Thereafter	708

Total	1,930

In November 2017, the Company signed an agreement with a property developer in Shenzhen - Shenzhen Fangda Property Development Company Limited (“Fangda”) to cooperate in reconstructing and redeveloping the Shenzhen factory. The redevelopment will be on the factory land in Shenzhen.